UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:  8/31

Date of reporting period:   2/28/2026

Item 1. Reports to Stockholders.

(a)

GGM Macro Alignment ETF

(GGM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$17,823,664
  Number of Portfolio Holdings5
  Advisory Fee $63,431
  Portfolio Turnover383%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
80.4%
Fixed Income
19.0%
Other Assets in Excess of Liabilities
0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	19.0%
Equity	80.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Energy Select Sector SPDR Fund	20.9%
State Street Utilities Select Sector SPDR ETF	20.7%
VanEck Gold Miners ETF	19.9%
SPDR Portfolio Long Term Treasury ETF	19.0%
State Street Real Estate Select Sector SPDR Fund	18.9%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

GGM Macro Alignment ETF

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regdocs.blugiant.com/ggm-macro-alignment-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-GGM

(b)      Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)      The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)      Long Form Financial Statements

GGM Macro Alignment ETF

(Symbol:GGM)

Semi-Annual Financial Statements

and

Additional Information

February 28, 2026

1-800-966-9991

www.ggmetf.com

GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 80.4%
66,548	State Street Energy Select Sector SPDR Fund	$3,721,363
76,954	State Street Real Estate Select Sector SPDR Fund	3,373,663
77,216	State Street Utilities Select Sector SPDR ETF	3,685,520
30,728	VanEck Gold Miners ETF	3,559,532
		14,340,078
	FIXED INCOME - 19.0%
123,206	SPDR Portfolio Long Term Treasury ETF	3,383,237

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,833,076)	17,723,315

	TOTAL INVESTMENTS - 99.4% (Cost $16,833,076)	$17,723,315
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	100,349
	NET ASSETS - 100.0%	$17,823,664

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

GGM Macro Alignment ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

ASSETS
Investment securities:
At cost	$16,833,076
At fair value	$17,723,315
Cash	109,574
TOTAL ASSETS	17,832,889

LIABILITIES
Investment advisory fees payable	9,225
TOTAL LIABILITIES	9,225
NET ASSETS	$17,823,664

Net Assets Consist Of:
Paid in capital	$19,019,649
Accumulated losses	(1,195,985)
NET ASSETS	$17,823,664

Net Asset Value Per Share:
Shares:
Net Assets	$17,823,664
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	600,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.71

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

INVESTMENT INCOME
Dividends	$139,603
TOTAL INVESTMENT INCOME	139,603

EXPENSES
Investment advisory fees	63,431
TOTAL EXPENSES	63,431

NET INVESTMENT INCOME	76,172

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	316,214
In-kind redemptions	1,401,801
Realized gain on investments	1,718,015

Net change in unrealized appreciation on:
Investments	248,771
Unrealized appreciation on investments	248,771

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,966,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,042,958

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2026	August 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$76,172	$330,262
Net realized gain/(loss) from investments	316,214	(3,318,597)
Net realized gain from in-kind redemptions	1,401,801	2,313,015
Net change in unrealized appreciation/(depreciation) on investments	248,771	(503,397)
Net increase/(decrease) in net assets resulting from operations	2,042,958	(1,178,717)

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(261,080)	(283,875)
Decrease in net assets from distributions to shareholders	(261,080)	(283,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,839,204	27,849,380
Payments for shares redeemed	(17,772,830)	(29,945,949)
Net (decrease) in net assets from shares of beneficial interest	(1,933,626)	(2,096,569)

TOTAL (DECREASE) IN NET ASSETS	(151,748)	(3,559,161)

NET ASSETS
Beginning of year/period	17,975,412	21,534,573
End of year/period	$17,823,664	$17,975,412

SHARE ACTIVITY
Shares sold	570,000	950,000
Shares redeemed	(640,000)	(1,030,000)
Net increase/(decrease) from share activity	(70,000)	(80,000)

See accompanying notes to financial statements.

GGM Macro Alignment ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	Six Months Ended		Year Ended	Period Ended
	February 28,		August 31,	August 31,
	2026		2025	2024(a)
	(Unaudited)
Net asset value, beginning of year/period	$26.83		$28.71	$24.99
Activity from investment operations:
Net investment income (b)	0.12		0.44	0.32
Net realized and unrealized gain/(loss) on investments	3.19		(1.94)	3.53
Total from investment operations	3.31		(1.50)	3.85
Less distributions from:
Net investment income	(0.43)		(0.38)	(0.13)
Total distributions	(0.43)		(0.38)	(0.13)
Net asset value, end of year/period	$29.71		$26.83	$28.71
Market price, end of year/period	$29.68		$26.82	$28.75
Total return (c)	12.45	% (e)	(5.28)%	15.46	% (e)
Market price total return (d)	12.38	% (e)	(5.44)%	15.62	% (e)
Net assets, end of year/period (000s)	$17,824		$17,975	$21,535
Ratio of expenses to average net assets (g)	0.74	% (f)	0.74%	0.74	% (f)
Ratio of net investment income to average net assets (h)	0.89	% (f)	1.61%	1.27	% (f)
Portfolio Turnover Rate (i)	383	% (e)	467%	354	% (e)

(a)	GGM Macro Alignment ETF commencement of operations was September 25, 2023.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Market price total return is calculated using the closing price and accounts for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the Funds’ shares of the expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2026

1.	ORGANIZATION

The GGM Macro Alignment ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 25, 2023. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The Fund seeks to provide long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Fund invests in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability,

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,723,315	$—	$—	$17,723,315
Total	$17,723,315	$—	$—	$17,723,315

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year August 31, 2024 and August 31, 2025 or expected to be taken in the Fund’s August 31, 2026 tax return. The Fund has identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

Cash – The Fund considers their investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $64,580,940 and $64,644,225 respectively. For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $15,691,376 and $17,560,445 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Waverly Advisors, LLC serves as investment adviser to the Fund. The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”). For services the Sub-Adviser provides they are compensated by the Adviser. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for costs of borrowing money (including interest expenses), distribution fees or expenses, brokerage expenses, commissions and other transaction expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business in return for a “universal fee”. As compensation for its services the Adviser is entitled to receive an annual fee from the Fund computed and accrued daily and paid monthly, at an annual rate of 0.74% of average daily net assets. For the six months ended February 28, 2026, the Fund incurred $63,431 in advisory fees.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by the Distributor in connection with activities performed for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser as part of the universal fee pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser as part of the universal fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser as part of the universal fee.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$125	2.00%

For the six months ended February 28, 2026, the Fund received $0 and $500 in variable and fixed fees, respectively.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At February 28, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$16,833,076	$890,239	$—	$890,239

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended August 31, 2025, and August 31, 2024, was as follows:

	Fiscal Period Ended	Fiscal Period Ended
	August 31, 2025	August 31, 2024
Ordinary Income	$283,875	$74,841
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$283,875	$74,841

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$163,076	$—	$(3,351,138)	$(431,269)	$—	$641,468	$(2,977,863)

Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $3,351,138.

At August 31st, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$431,269	$—	$431,269	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemption and adjustments for prior year tax returns, resulted in reclassification for the Fund for the fiscal period ended August 31st, 2025, as follows:

Paid in Capital	Accumulated Deficit
$2,325,202	$(2,325,202)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GGM Macro Alignment ETF
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-966-9991 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-966-9991.

Investment Adviser
Waverly Advisors, LLC
600 University Park Place, Suite 501
Birmingham, AL 35209

Trading Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)      Not applicable.

(b)      Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)      Not applicable.

(b)          Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	5/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	5/4/26

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	5/4/26